UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [  ]; Amendment Number: ___
This Amendment (Check only one):           [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               GSCP(NJ), L.P.
Address:            500 Campus Dr., Suite 220
                    Florham Park, NJ 07932

13F File Number:  28-10125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard T. Allorto, Jr.
Title:   Manager of Financial Reporting
Phone:   (973) 593-5413


Signature, Place, and Time of Signing:


/s/ Richard T. Allorto           Florham Park, NJ                05/11/05
----------------------           ----------------                --------
   [Signature]                    [City, State]                   [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entities in this list, omit this section.]

     Form 13F File Number          Name

     28-
        ---------------------      ----------------------------
        [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                ------------

Form 13F Information Table Entry Total:                    8
                                                ------------

Form 13F Information Table Value Total:             $639,663
                                                ------------
                                                 (thousands)

List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number          Name

                  28-
     -----           ---------------------      ----------------------------

     [Repeat as necessary.]

                                             FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
                                                    COLUMN 4              COLUMN 5           COLUMN 6    COLUMN 7      VOTING
      COLUMN 1            COLUMN 2      COLUMN 3      VALUE       SHARES OR    SH/  PUT/    INVESTMENT    OTHER       AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP      (X $1000)    PRN. AMOUNT   PRN  CALL    DISCRETION   MANAGERS  SOLE/SHARED/NONE
-----------------------------------------------------------------------------------------------------------------------------------
Fairpoint Communications Inc.  Com         305560104       2,163       144,463    SH           Sole          None          Sole
Endo Pharmaceutical
  Holdings, Inc.               Com         29264F205     195,391      8,664,796   SH           Sole          None          Sole
Regal Entertainment Group      CL A        758766109     245,519     11,674,685   SH           Sole          None          Sole
Alderwoods Group, Inc.         Com         014383103      15,495      1,245,552   SH           Sole          None          Sole
Allied Waste Industries Inc.   Com         019589308      80,849     11,059,999   SH           Sole          None          Sole

Cherokee International Corp.   Com         164450108      35,250      5,042,882   SH           Sole          None          Sole
Sun Healthcare Group Inc.      Com         866933401       7,497      1,130,777   SH           Sole          None          Sole
MCI, Inc.                      Com         552691107      57,499      2,309,178   SH           Sole          None          Sole
---------------------------------------------------------------------------------------------------------------------------------